Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (106,186)	$ (15,424)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders—basic and diluted	137,609,620	115,045,097
Net loss per share attributable to common stockholders—basic and diluted	$ (0.77)	$ (0.13)